Group assets and liabilities by business types (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of operating segments
Sovereign debt		$ 49,960	$ 46,678
Other government bonds		6,206	6,819
Corporate bonds		66,249	74,500
Asset-backed securities		3,414	6,573
Total debt securities	[1]	125,829	134,570
Loans		14,588	16,583
Equity securities and holdings in collective investment schemes	[1]	278,635	247,281
Other financial investments		8,348	5,662
Total financial investments		427,400	404,096
Assets
Investment properties		23	25
Investment in joint ventures and associates accounted for using the equity method		1,962	1,500
Cash and cash equivalents		8,018	6,965
Reinsurers' share of insurance contract liabilities	[2]	46,595	13,856
Other assets		32,099	27,772
Total assets		516,097	454,214
Shareholders' equity		20,878	19,477
Non-controlling interests		1,241	192
Total equity		22,119	19,669	$ 21,991	$ 21,771
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		446,463	390,428
Core structural borrowings		6,633	5,594
Operational borrowings		2,444	2,645
Other liabilities		38,438	35,878
Total liabilities		493,978	434,545
Total equity and liabilities		516,097	454,214
Within one year
Analysis of operating segments
Total financial investments		288,310	260,896
Indonesia
Analysis of operating segments
Sovereign debt		1,619	1,320
Singapore
Analysis of operating segments
Sovereign debt		5,586	4,870
Thailand
Analysis of operating segments
Sovereign debt		2,010	1,417
UK
Analysis of operating segments
Sovereign debt		7	622
US
Analysis of operating segments
Sovereign debt		32,094	30,176
Vietnam
Analysis of operating segments
Sovereign debt		2,892	2,916
Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		5,752	5,357
AAA
Analysis of operating segments
Other government bonds		2,298	3,348
Corporate bonds		2,254	1,973
Asset-backed securities		2,217	4,017
AA+ to AA-
Analysis of operating segments
Other government bonds		681	716
Corporate bonds		5,159	5,489
Asset-backed securities		174	964
A+ to A-
Analysis of operating segments
Other government bonds		1,469	1,683
Corporate bonds		23,938	28,817
Asset-backed securities		772	1,021
BBB+ to BBB-
Analysis of operating segments
Other government bonds		667	649
Corporate bonds		27,775	32,598
Asset-backed securities		184	359
Below BBB- and unrated
Analysis of operating segments
Other government bonds		1,091	423
Corporate bonds		7,123	5,623
Asset-backed securities		67	212
Unrated
Analysis of operating segments
Securities excluding sovereign debt		780	648
Mortgage loans
Analysis of operating segments
Loans		7,991	10,069
Policy loans
Analysis of operating segments
Loans		6,089	6,121
Other loans
Analysis of operating segments
Loans		508	393
Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		32,381	28,589
Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		27,192	23,622
US separate account assets
Analysis of operating segments
Equity securities and holdings in collective investment schemes		219,062	195,070
US
Assets
Shareholders' equity		8,511	8,929
US insurance operations
Assets
Shareholders' equity		8,506
US asset management
Assets
Shareholders' equity		5
Operating segments | Asia
Analysis of operating segments
Sovereign debt		44,631	39,181
Other government bonds		5,115	5,096
Corporate bonds		39,689	29,875
Asset-backed securities		181	558
Total debt securities		89,616	74,710
Loans		2,238	1,963
Equity securities and holdings in collective investment schemes		59,284	52,011
Other financial investments		4,207	2,815
Total financial investments		155,345	131,499
Assets
Investment properties		6	7
Investment in joint ventures and associates accounted for using the equity method		1,962	1,500
Cash and cash equivalents		3,109	2,490
Reinsurers' share of insurance contract liabilities		11,359	5,458
Other assets		11,821	9,288
Total assets		183,602	150,242
Shareholders' equity		13,887	10,866
Non-controlling interests		146	155
Total equity		14,033	11,021
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		149,688	120,693
Operational borrowings		316	473
Other liabilities		19,565	18,055
Total liabilities		169,569	139,221
Total equity and liabilities		183,602	150,242
Operating segments | Asia | Indonesia
Analysis of operating segments
Sovereign debt		1,619	1,320
Operating segments | Asia | Singapore
Analysis of operating segments
Sovereign debt		5,586	4,870
Operating segments | Asia | Thailand
Analysis of operating segments
Sovereign debt		2,010	1,417
Operating segments | Asia | UK
Analysis of operating segments
Sovereign debt		7	7
Operating segments | Asia | US
Analysis of operating segments
Sovereign debt		26,968	23,419
Operating segments | Asia | Vietnam
Analysis of operating segments
Sovereign debt		2,892	2,916
Operating segments | Asia | Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		5,549	5,232
Operating segments | Asia | AAA
Analysis of operating segments
Other government bonds		1,921	2,371
Corporate bonds		1,989	1,632
Asset-backed securities		107	359
Operating segments | Asia | AA+ to AA-
Analysis of operating segments
Other government bonds		159	221
Corporate bonds		4,290	3,923
Asset-backed securities		3	184
Operating segments | Asia | A+ to A-
Analysis of operating segments
Other government bonds		1,281	1,438
Corporate bonds		13,179	11,033
Asset-backed securities		31	15
Operating segments | Asia | BBB+ to BBB-
Analysis of operating segments
Other government bonds		664	645
Corporate bonds		15,089	9,823
Asset-backed securities		21
Operating segments | Asia | Below BBB- and unrated
Analysis of operating segments
Other government bonds		1,090	421
Corporate bonds		5,142	3,464
Asset-backed securities		19
Operating segments | Asia | Mortgage loans
Analysis of operating segments
Loans		158	165
Operating segments | Asia | Policy loans
Analysis of operating segments
Loans		1,572	1,405
Operating segments | Asia | Other loans
Analysis of operating segments
Loans		508	393
Operating segments | Asia | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		32,124	28,435
Operating segments | Asia | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		27,160	23,576
Operating segments | Asia insurance operations
Assets
Reinsurers' share of insurance contract liabilities		11,359
Operating segments | US
Analysis of operating segments
Sovereign debt		5,156	6,169
Other government bonds		1,090	1,721
Corporate bonds		26,554	44,623
Asset-backed securities		3,233	6,015
Total debt securities		36,033	58,528
Loans		12,340	14,611
Equity securities and holdings in collective investment schemes		219,340	195,260
Other financial investments		4,094	2,791
Total financial investments		271,807	271,190
Assets
Investment properties		7	7
Cash and cash equivalents		1,621	1,960
Reinsurers' share of insurance contract liabilities		35,232	8,394
Other assets		19,813	17,696
Total assets		328,480	299,247
Shareholders' equity		8,511	8,929
Non-controlling interests		1,063
Total equity		9,574	8,929
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		296,513	269,549
Core structural borrowings		250	250
Operational borrowings		1,498	1,501
Other liabilities		20,645	19,018
Total liabilities		318,906	290,318
Total equity and liabilities		328,480	299,247
Operating segments | US | US
Analysis of operating segments
Sovereign debt		5,126	6,160
Operating segments | US | Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		30	9
Operating segments | US | AAA
Analysis of operating segments
Other government bonds		377	977
Corporate bonds		265	341
Asset-backed securities		2,110	3,658
Operating segments | US | AA+ to AA-
Analysis of operating segments
Other government bonds		522	495
Corporate bonds		869	1,566
Asset-backed securities		171	780
Operating segments | US | A+ to A-
Analysis of operating segments
Other government bonds		188	245
Corporate bonds		10,759	17,784
Asset-backed securities		741	1,006
Operating segments | US | BBB+ to BBB-
Analysis of operating segments
Other government bonds		3	4
Corporate bonds		12,686	22,775
Asset-backed securities		163	359
Operating segments | US | Below BBB- and unrated
Analysis of operating segments
Corporate bonds		1,975	2,157
Asset-backed securities		48	212
Operating segments | US | Mortgage loans
Analysis of operating segments
Loans		7,833	9,904
Operating segments | US | Policy loans
Analysis of operating segments
Loans		4,507	4,707
Operating segments | US | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		253	150
Operating segments | US | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		25	40
Operating segments | US | US separate account assets
Analysis of operating segments
Equity securities and holdings in collective investment schemes		219,062	195,070
Operating segments | US insurance operations
Assets
Reinsurers' share of insurance contract liabilities		35,232
Operations within segments | Asia insurance operations | With-profits business
Analysis of operating segments
Sovereign debt		30,042	25,961
Other government bonds		3,443	3,164
Corporate bonds		22,279	15,288
Asset-backed securities		112	369
Total debt securities		55,876	44,782
Loans		1,723	1,463
Equity securities and holdings in collective investment schemes		33,793	29,373
Other financial investments		1,566	963
Total financial investments		92,958	76,581
Assets
Cash and cash equivalents		1,049	963
Reinsurers' share of insurance contract liabilities		257	152
Other assets		1,538	1,277
Total assets		95,802	78,973
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		86,410	70,308
Operational borrowings		194	303
Other liabilities		9,198	8,362
Total liabilities		95,802	78,973
Total equity and liabilities		95,802	78,973
Operations within segments | Asia insurance operations | With-profits business | Indonesia
Analysis of operating segments
Sovereign debt		385	222
Operations within segments | Asia insurance operations | With-profits business | Singapore
Analysis of operating segments
Sovereign debt		3,939	3,514
Operations within segments | Asia insurance operations | With-profits business | US
Analysis of operating segments
Sovereign debt		24,396	20,479
Operations within segments | Asia insurance operations | With-profits business | Vietnam
Analysis of operating segments
Sovereign debt			1
Operations within segments | Asia insurance operations | With-profits business | Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		1,322	1,745
Operations within segments | Asia insurance operations | With-profits business | AAA
Analysis of operating segments
Other government bonds		1,420	1,752
Corporate bonds		1,228	732
Asset-backed securities		74	236
Operations within segments | Asia insurance operations | With-profits business | AA+ to AA-
Analysis of operating segments
Other government bonds		129	135
Corporate bonds		1,943	1,574
Asset-backed securities		2	132
Operations within segments | Asia insurance operations | With-profits business | A+ to A-
Analysis of operating segments
Other government bonds		811	890
Corporate bonds		7,289	5,428
Asset-backed securities		15	1
Operations within segments | Asia insurance operations | With-profits business | BBB+ to BBB-
Analysis of operating segments
Other government bonds		452	356
Corporate bonds		9,005	5,443
Asset-backed securities		12
Operations within segments | Asia insurance operations | With-profits business | Below BBB- and unrated
Analysis of operating segments
Other government bonds		631	31
Corporate bonds		2,814	2,111
Asset-backed securities		9
Operations within segments | Asia insurance operations | With-profits business | Policy loans
Analysis of operating segments
Loans		1,231	1,089
Operations within segments | Asia insurance operations | With-profits business | Other loans
Analysis of operating segments
Loans		492	374
Operations within segments | Asia insurance operations | With-profits business | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		15,668	14,143
Operations within segments | Asia insurance operations | With-profits business | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		18,125	15,230
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities
Analysis of operating segments
Sovereign debt		1,948	1,964
Other government bonds		254	345
Corporate bonds		3,540	2,819
Asset-backed securities		12	25
Total debt securities		5,754	5,153
Equity securities and holdings in collective investment schemes		20,456	19,092
Other financial investments		405	383
Total financial investments		26,615	24,628
Assets
Cash and cash equivalents		587	356
Other assets		252	237
Total assets		27,454	25,221
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		25,433	23,571
Operational borrowings			21
Other liabilities		2,021	1,629
Total liabilities		27,454	25,221
Total equity and liabilities		27,454	25,221
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | Indonesia
Analysis of operating segments
Sovereign debt		658	610
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | Singapore
Analysis of operating segments
Sovereign debt		551	554
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | UK
Analysis of operating segments
Sovereign debt		7	7
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | US
Analysis of operating segments
Sovereign debt		21	113
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | Vietnam
Analysis of operating segments
Sovereign debt		11	15
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		700	665
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | AAA
Analysis of operating segments
Other government bonds		96	81
Corporate bonds		221	384
Asset-backed securities		9	19
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | AA+ to AA-
Analysis of operating segments
Other government bonds		2	8
Corporate bonds		476	441
Asset-backed securities		1	6
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | A+ to A-
Analysis of operating segments
Other government bonds		131	159
Corporate bonds		695	542
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | BBB+ to BBB-
Analysis of operating segments
Other government bonds		16	88
Corporate bonds		1,299	883
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | Below BBB- and unrated
Analysis of operating segments
Other government bonds		9	9
Corporate bonds		849	569
Asset-backed securities		2
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		13,064	12,440
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		7,392	6,652
Operations within segments | Asia insurance operations | Other business
Analysis of operating segments
Sovereign debt		12,482	11,130
Other government bonds		1,418	1,587
Corporate bonds		13,867	11,765
Asset-backed securities		57	164
Total debt securities		27,824	24,646
Loans		515	500
Equity securities and holdings in collective investment schemes		4,954	3,473
Other financial investments		2,139	1,363
Total financial investments		35,432	29,982
Assets
Investment properties		6	7
Investment in joint ventures and associates accounted for using the equity method		1,689	1,263
Cash and cash equivalents		1,317	1,015
Reinsurers' share of insurance contract liabilities		11,102	5,306
Other assets		9,254	6,983
Total assets		58,800	44,556
Shareholders' equity		12,785	9,801
Non-controlling interests		2	2
Total equity		12,787	9,803
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		37,845	26,814
Operational borrowings		99	122
Other liabilities		8,069	7,817
Total liabilities		46,013	34,753
Total equity and liabilities		58,800	44,556
Operations within segments | Asia insurance operations | Other business | Indonesia
Analysis of operating segments
Sovereign debt		564	488
Operations within segments | Asia insurance operations | Other business | Singapore
Analysis of operating segments
Sovereign debt		979	708
Operations within segments | Asia insurance operations | Other business | Thailand
Analysis of operating segments
Sovereign debt		1,999	1,398
Operations within segments | Asia insurance operations | Other business | US
Analysis of operating segments
Sovereign debt		2,551	2,827
Operations within segments | Asia insurance operations | Other business | Vietnam
Analysis of operating segments
Sovereign debt		2,881	2,900
Operations within segments | Asia insurance operations | Other business | Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		3,508	2,809
Operations within segments | Asia insurance operations | Other business | AAA
Analysis of operating segments
Other government bonds		405	538
Corporate bonds		540	516
Asset-backed securities		24	104
Operations within segments | Asia insurance operations | Other business | AA+ to AA-
Analysis of operating segments
Other government bonds		28	78
Corporate bonds		1,871	1,908
Asset-backed securities			46
Operations within segments | Asia insurance operations | Other business | A+ to A-
Analysis of operating segments
Other government bonds		339	389
Corporate bonds		5,194	5,063
Asset-backed securities		16	14
Operations within segments | Asia insurance operations | Other business | BBB+ to BBB-
Analysis of operating segments
Other government bonds		196	201
Corporate bonds		4,785	3,497
Asset-backed securities		9
Operations within segments | Asia insurance operations | Other business | Below BBB- and unrated
Analysis of operating segments
Other government bonds		450	381
Corporate bonds		1,477	781
Asset-backed securities		8
Operations within segments | Asia insurance operations | Other business | Mortgage loans
Analysis of operating segments
Loans		158	165
Operations within segments | Asia insurance operations | Other business | Policy loans
Analysis of operating segments
Loans		341	316
Operations within segments | Asia insurance operations | Other business | Other loans
Analysis of operating segments
Loans		16	19
Operations within segments | Asia insurance operations | Other business | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		3,321	1,793
Operations within segments | Asia insurance operations | Other business | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		1,633	1,680
Operations within segments | Asia asset management
Analysis of operating segments
Sovereign debt		159	126
Corporate bonds		3	3
Total debt securities		162	129
Equity securities and holdings in collective investment schemes		81	73
Other financial investments		97	106
Total financial investments		340	308
Assets
Investment in joint ventures and associates accounted for using the equity method		273	237
Cash and cash equivalents		156	156
Other assets		839	826
Total assets		1,608	1,527
Shareholders' equity		1,102	1,065
Non-controlling interests		144	153
Total equity		1,246	1,218
Liabilities
Operational borrowings		23	27
Other liabilities		339	282
Total liabilities		362	309
Total equity and liabilities		1,608	1,527
Operations within segments | Asia asset management | Indonesia
Analysis of operating segments
Sovereign debt		12
Operations within segments | Asia asset management | Singapore
Analysis of operating segments
Sovereign debt		117	94
Operations within segments | Asia asset management | Thailand
Analysis of operating segments
Sovereign debt		11	19
Operations within segments | Asia asset management | Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		19	13
Operations within segments | Asia asset management | A+ to A-
Analysis of operating segments
Corporate bonds		1
Operations within segments | Asia asset management | Below BBB- and unrated
Analysis of operating segments
Corporate bonds		2	3
Operations within segments | Asia asset management | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		71	59
Operations within segments | Asia asset management | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		10	14
Elimination of intra-segment amounts | Asia
Assets
Other assets		(62)	(35)
Total assets		(62)	(35)
Liabilities
Other liabilities		(62)	(35)
Total liabilities		(62)	(35)
Total equity and liabilities		(62)	(35)
Unallocated to a segment (Other operations)
Analysis of operating segments
Sovereign debt		173	1,328
Other government bonds		1	2
Corporate bonds		6	2
Total debt securities		180	1,332
Loans		10	9
Equity securities and holdings in collective investment schemes		11	10
Other financial investments		47	56
Total financial investments		248	1,407
Assets
Investment properties		10	11
Cash and cash equivalents		3,288	2,515
Reinsurers' share of insurance contract liabilities		4	4
Other assets		3,788	3,440
Total assets		7,338	7,377
Shareholders' equity		(1,520)	(318)
Non-controlling interests		32	37
Total equity		(1,488)	(281)
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		262	186
Core structural borrowings		6,383	5,344
Operational borrowings		630	671
Other liabilities		1,551	1,457
Total liabilities		8,826	7,658
Total equity and liabilities		7,338	7,377
Unallocated to a segment (Other operations) | UK
Analysis of operating segments
Sovereign debt			615
Unallocated to a segment (Other operations) | US
Analysis of operating segments
Sovereign debt			597
Unallocated to a segment (Other operations) | Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		173	116
Unallocated to a segment (Other operations) | Below BBB- and unrated
Analysis of operating segments
Other government bonds		1	2
Corporate bonds		6	2
Unallocated to a segment (Other operations) | Policy loans
Analysis of operating segments
Loans		10	9
Unallocated to a segment (Other operations) | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		4	4
Unallocated to a segment (Other operations) | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		7	6
Elimination of intra-group amounts
Assets
Other assets		(3,323)	(2,652)
Total assets		(3,323)	(2,652)
Liabilities
Other liabilities		(3,323)	(2,652)
Total liabilities		(3,323)	(2,652)
Total equity and liabilities		$ (3,323)	$ (2,652)

[1]	Included within equity securities and holdings in collective investment schemes, debt securities and other investments as at 31 December 2020 are $2,007 million of lent securities and assets subject to repurchase agreements (31 December 2019: $90 million of lent securities only).
[2]	At 31 December 2020, reinsurers’ share of insurance contract liabilities included $27.3 billion in respect of the reinsurance of substantially all of Jackson’s in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd, as discussed in note D1.1.